Financial assets at FVTPL - Details of financial assets at FVTPL (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	₩ 34,245,475	₩ 25,202,672
Gold banking asset
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	261,470	73,951
Korean treasury and government agencies
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	6,044,402	5,053,592
Financial institutions
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	883,209	1,193,809
Corporates
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	1,614,666	348,929
Foreign currency bond
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	698,615	13,186
Securities loaned
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	0	12,361
Others
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	311,189	179,411
Equity securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	1,613,419	421,313
Capital contributions
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	3,085,315	2,857,698
Beneficiary certificates
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	12,359,483	4,563,102
Others
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	387,342	236,595
Debt Securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	26,997,640	14,879,996
Loans
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	1,126,446	104,177
Derivative assets
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	5,774,203	10,094,532
Other financial assets
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	₩ 85,716	₩ 50,016